Available For Sale Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
Investments Accounted For Using Equity Method [Abstract]
Available for sale Equity Securities Explanatory
	As of December 31,
	2017	2018
	RMB’million	RMB’million
Equity investments in unlisted securities	3,740	-

Schedule of Available for Sale Financial Assets

Movement of available-for-sale financial assets is analyzed as follows:

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
At beginning of the year	-	10	3,740
Additions (note)	-	7,547	-
Business combination (Note 24)	10	-	-
Deemed distribution (note)	-	(3,774)	-
Currency translation differences	-	(43)	-
Reclassified to financial assets at fair value through other comprehensive income(Note 2.2(a))	-	-	(3,730)
Reclassified to other investments(Note 2.2(a))	-	-	(10)
At the end of the year	10	3,740	-